Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk	12 Months Ended
Nov. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk	Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risks
Fair Value Measurements

Fair value is defined as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and is measured using inputs in one of the following three categories:

•Level 1 measurements are based on unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

•Level 2 measurements are based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or market data other than quoted prices that are observable for the assets or liabilities.

•Level 3 measurements are based on unobservable data that are supported by little or no market activity and are significant to the fair value of the assets or liabilities.
Considerable judgment may be required in interpreting market data used to develop the estimates of fair value. Accordingly, certain estimates of fair value presented herein are not necessarily indicative of the amounts that could be realized in a current or future market exchange.Financial Instruments that are not Measured at Fair Value on a Recurring Basis

	November 30, 2021				November 30, 2020
	Carrying Value	Fair Value			Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Liabilities
Fixed rate debt (a)	$19,555	$—	$19,013	$—	$15,547	$—	$16,258	$—
Floating rate debt (a)	14,415	—	13,451	—	12,034	—	11,412	—
Total	$33,970	$—	$32,463	$—	$27,581	$—	$27,670	$—
(a)The debt amounts above do not include the impact of interest rate swaps or debt issuance costs. The fair values of our publicly-traded notes were based on their unadjusted quoted market prices in markets that are not sufficiently active to be Level 1 and, accordingly, are considered Level 2. The fair values of our other debt were estimated based on current market interest rates being applied to this debt.Financial Instruments that are Measured at Fair Value on a Recurring Basis

	November 30, 2021			November 30, 2020
(in millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$8,939	$—	$—	$9,513	$—	$—
Restricted cash	38	—	—	179	—	—
Short-term investments (a)	200	—	—	—	—	—
Derivative financial instruments	—	1	—	—	—	—
Total	$9,177	$1	$—	$9,692	$—	$—
Liabilities
Derivative financial instruments	$—	$13	$—	$—	$10	$—
Total	$—	$13	$—	$—	$10	$—
(a)Short-term investments consist of marketable securities with original maturities of between three and twelve months.
Nonfinancial Instruments that are Measured at Fair Value on a Nonrecurring Basis

Valuation of Goodwill and Trademarks

As a result of the gradual resumption of guest cruise operations and its effect on our expected future operating cash flows, we performed interim discounted cash flow analyses for certain reporting units with goodwill as of May 31, 2021 and determined there was no impairment. As of July 31, 2021, we performed our annual goodwill and trademark impairments reviews and we determined there was no impairment for goodwill and trademarks at our annual test date.

As of November 30, 2021, as a result of the continued gradual resumption of guest cruise operations, ongoing impacts of COVID-19 and its effect on our expected future operating cash flows, including changes in estimates related to the timing of our full return to guest cruise operations and improved profitability, we performed interim discounted cash flow analyses for our EA segment reporting units and determined their estimated fair values no longer exceeded their carrying values. As a result, we recognized goodwill impairment charges of $226 million and accordingly have no remaining goodwill for those reporting units.

During 2020, we performed interim discounted cash flow analyses for certain reporting units with goodwill as of February 29, 2020 and for all reporting units with goodwill or trademarks as of May 31, 2020 and recognized goodwill impairment charges of $2.1 billion.

As of July 31, 2020 and 2019, we performed our annual goodwill and trademark impairment reviews and we determined there was no incremental impairment for goodwill or trademarks.

The determination of the fair value of our reporting units’ goodwill and trademarks includes numerous estimates and underlying assumptions that are subject to various risks and uncertainties. The effect of COVID-19 and the gradual resumption of guest cruise operations have created additional uncertainty in forecasting the operating results and future cash flows used in our impairment analyses. We believe that we have made reasonable estimates and judgments. The assumptions, all of which are considered Level 3 inputs, used in our cash flow analyses consisted of:

•The timing and pace of our full return to guest cruise operations
•Weighted-average cost of capital of market participants, adjusted for the risk attributable to the geographic regions in which these cruise brands operate (“WACC”)

The estimated fair value of the reporting unit with remaining goodwill and of our trademarks significantly exceeded their carrying value as of the date of the most recent impairment test. Refer to Note 2 - “Summary of Significant Accounting Policies, Preparation of Financial Statements” for additional discussion.

	Goodwill
(in millions)	NAA Segment	EA Segment	Total
At November 30, 2019	$1,898	$1,014	$2,912
Impairment charge	(1,319)	(777)	(2,096)
Exchange movements	—	(9)	(9)
At November 30, 2020	579	228	807
Impairment charges	—	(226)	(226)
Exchange movements	—	(2)	(2)
At November 30, 2021	$579	$—	$579

	Trademarks
(in millions)	NAA Segment	EA Segment	Total
At November 30, 2019	$927	$240	$1,167
Exchange movements	—	13	13
At November 30, 2020	927	253	1,180
Exchange movements	—	(5)	(5)
At November 30, 2021	$927	$248	$1,175

Impairments of Ships

We review our long-lived assets for impairment whenever events or circumstances indicate potential impairment. As a result of the continued effect of COVID-19 on our business and our updated expectations for certain of our ships, we determined that these ships had net carrying values that exceeded their respective estimated undiscounted future cash flows during 2021. We then estimated the fair value of these ships based on their respective estimated selling values. We then compared these estimated fair values to the net carrying values and, as a result, we recognized ship impairment charges as summarized in the table below. We believe we have made reasonable estimates and judgments as part of our assessments. A change in the principal assumptions, which influences the determination of fair value, may result in a need to perform additional impairment reviews. We performed undiscounted cash flow analyses on certain ships in our fleet throughout 2020 and determined that certain ships had net carrying values that exceeded their estimated undiscounted future cash flows. The table below summarizes the impairment charges recognized during 2021 and 2020. We did not recognize ship impairment charges during 2019. The principal assumption, considered a level 3 input, used in our impairment analyses consisted of the timing of the sale of ships and estimated proceeds.

The impairment charges summarized in the table below are included in ship and other impairments in our Consolidated Statements of Income (Loss).

	November 30,
(in millions)	2021	2020
NAA Segment	$273	$1,474
EA Segment	318	319
Total ship impairments	$591	$1,794

Refer to Note 2 - “Summary of Significant Accounting Policies, Preparation of Financial Statements” for additional discussion.
Derivative Instruments and Hedging Activities

		November 30,
(in millions)	Balance Sheet Location	2021	2020
Derivative assets
Derivatives designated as hedging instruments
Cross currency swaps (a)	Prepaid expenses and other	$1	$—
Total derivative assets		$1	$—
Derivative liabilities
Derivatives designated as hedging instruments
Cross currency swaps (a)	Other long-term liabilities	$8	$—
Interest rate swaps (b)	Accrued liabilities and other	3	5
	Other long-term liabilities	2	5
Total derivative liabilities		$13	$10

(a)At November 30, 2021, we had a cross currency swap totaling $201 million that is designated as a hedge of our net investment in foreign operations with a euro-denominated functional currency. At November 30, 2021, this cross currency swap settles through 2028. At November 30, 2020, we had no cross currency swaps.
(b)We have interest rate swaps designated as cash flow hedges whereby we receive floating interest rate payments in exchange for making fixed interest rate payments. These interest rate swap agreements effectively changed $160 million at November 30, 2021 and $248 million at November 30, 2020 of EURIBOR-based floating rate euro debt to fixed rate euro debt. At November 30, 2021, these interest rate swaps settle through 2025.

Our derivative contracts include rights of offset with our counterparties. We have elected to net certain of our derivative assets and liabilities within counterparties.

	November 30, 2021
(in millions)	Gross Amounts	Gross Amounts Offset in the Balance Sheet	Total Net Amounts Presented in the Balance Sheet	Gross Amounts not Offset in the Balance Sheet	Net Amounts
Assets	$1	$—	$1	$—	$1
Liabilities	$13	$—	$13	$—	$13

	November 30, 2020
(in millions)	Gross Amounts	Gross Amounts Offset in the Balance Sheet	Total Net Amounts Presented in the Balance Sheet	Gross Amounts not Offset in the Balance Sheet	Net Amounts
Assets	$—	$—	$—	$—	$—
Liabilities	$10	$—	$10	$—	$10

The effect of our derivatives qualifying and designated as hedging instruments recognized in other comprehensive income (loss) and in net income (loss) was as follows:

	November 30,
(in millions)	2021	2020	2019
Gains (losses) recognized in AOCI:
Cross currency swaps – net investment hedges - included component	$(1)	$131	$43
Cross currency swaps – net investment hedges - excluded component	$(6)	$(1)	$1
Foreign currency zero cost collars – cash flow hedges	$—	$1	$(1)
Foreign currency forwards - cash flow hedges	$—	$53	$—
Interest rate swaps – cash flow hedges	$5	$6	$3
Gains (losses) reclassified from AOCI – cash flow hedges:
Interest rate swaps – Interest expense, net of capitalized interest	$(5)	$(6)	$(7)
Foreign currency zero cost collars - Depreciation and amortization	$2	$1	$1
Gains (losses) recognized on derivative instruments (amount excluded from effectiveness testing – net investment hedges)
Cross currency swaps – Interest expense, net of capitalized interest	$—	$12	$23
The amount of estimated cash flow hedges’ unrealized gains and losses that are expected to be reclassified to earnings in the next twelve months is not material.
Financial Risk

Fuel Price Risks

We manage our exposure to fuel price risk by managing our consumption of fuel. Substantially all of our exposure to market risk for changes in fuel prices relates to the consumption of fuel on our ships. We manage fuel consumption through ship maintenance practices, modifying our itineraries and implementing innovative technologies.
Foreign Currency Exchange Rate Risks

Overall Strategy

We manage our exposure to fluctuations in foreign currency exchange rates through our normal operating and financing activities, including netting certain exposures to take advantage of any natural offsets and, when considered appropriate, through the use of derivative and non-derivative financial instruments. Our primary focus is to monitor our exposure to, and manage, the economic foreign currency exchange risks faced by our operations and realized if we exchange one currency for another. We consider hedging certain of our ship commitments and net investments in foreign operations. The financial impacts of the hedging instruments we do employ generally offset the changes in the underlying exposures being hedged.

Operational Currency Risks

Our operations primarily utilize the U.S. dollar, Euro, Sterling or the Australian dollar as their functional currencies. Our operations also have revenue and expenses denominated in non-functional currencies. Movements in foreign currency exchange rates affect our financial statements.

Investment Currency Risks

We consider our investments in foreign operations to be denominated in stable currencies and of a long-term nature. We partially mitigate the currency exposure of our investments in foreign operations by designating a portion of our foreign currency debt and derivatives as hedges of these investments. As of November 30, 2021, we have designated $467 million of our sterling-denominated debt as non-derivative hedges of our net investments in foreign operations. In 2021, we recognized $21 million of losses on these non-derivative net investment hedges in the cumulative translation adjustment section of other comprehensive income (loss). We also have euro-denominated debt, including the effect of cross currency swaps, which provides an economic offset for our operations with euro functional currency.

Newbuild Currency Risks

Our shipbuilding contracts are typically denominated in euros. Our decision to hedge a non-functional currency ship commitment for our cruise brands is made on a case-by-case basis, considering the amount and duration of the exposure, market volatility, economic trends, our overall expected net cash flows by currency and other offsetting risks. We have used foreign currency derivative contracts to manage foreign currency exchange rate risk for some of our ship construction payments.

At November 30, 2021, our remaining newbuild currency exchange rate risk primarily relates to euro-denominated newbuild contract payments to non-euro functional currency brands, which represent a total unhedged commitment of $6.8 billion for newbuilds scheduled to be delivered through 2025.

The cost of shipbuilding orders that we may place in the future that is denominated in a different currency than our cruise brands’ will be affected by foreign currency exchange rate fluctuations. These foreign currency exchange rate fluctuations may affect our decision to order new cruise ships.

Interest Rate Risks
We manage our exposure to fluctuations in interest rates through our debt portfolio management and investment strategies. We evaluate our debt portfolio to determine whether to make periodic adjustments to the mix of fixed and floating rate debt through the use of interest rate swaps and the issuance of new debt.
Concentrations of Credit Risk

As part of our ongoing control procedures, we monitor concentrations of credit risk associated with financial and other institutions with which we conduct significant business. We seek to manage these credit risk exposures, including counterparty nonperformance primarily associated with our cash equivalents, investments, notes receivables, reserve funds related to customer deposits, future financing facilities, contingent obligations, derivative instruments, insurance contracts, long-term ship charters and new ship progress payment guarantees, by:

•Conducting business with well-established financial institutions, insurance companies and export credit agencies
•Diversifying our counterparties
•Having guidelines regarding credit ratings and investment maturities that we follow to help safeguard liquidity and minimize risk
•Generally requiring collateral and/or guarantees to support notes receivable on significant asset sales, long-term ship charters and new ship progress payments to shipyards
At November 30, 2021, our exposures under derivative instruments were not material. We also monitor the creditworthiness of travel agencies and tour operators in Asia, Australia and Europe, which includes charter-hire agreements in Asia and credit and debit card providers to which we extend credit in the normal course of our business. Concentrations of credit risk associated with trade receivables and other receivables, charter-hire agreements and contingent obligations are not considered to be material, principally due to the large number of unrelated accounts, the nature of these contingent obligations and their short maturities. Normally, we have not required collateral or other security to support normal credit sales. Historically, we have not experienced significant credit losses, including counterparty nonperformance; however, because of the impact COVID-19 is having on economies, we have experienced, and may continue to experience, an increase in credit losses.Our credit exposure also includes contingent obligations related to cash payments received directly by travel agents and tour operators for cash collected by them on cruise sales in Australia and most of Europe where we are obligated to honor our guests’ cruise payments made by them to their travel agents and tour operators regardless of whether we have received these payments.